Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.35%(a)
Alabama–1.98%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority;
Series 2018 A, RB	4.00%	07/01/2043	$7,040	$ 6,602,618
Series 2018 A, RB	5.00%	07/01/2048	20,000	20,346,656
Series 2018 D, RB	5.00%	05/01/2035	1,365	1,425,937
Series 2018 D, RB	5.00%	05/01/2036	1,170	1,220,745
Series 2018 D, RB	5.00%	05/01/2048	12,870	13,043,230

Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,487,649

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	16,000	16,493,622

Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,800	11,653,792
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	472,355
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,214,533

Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(c)	4.00%	11/01/2045	2,425	2,167,134
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill);
Series 2020 A, RB (Acquired 06/10/2020; Cost $6,000,000)(b)(c)(d)(e)(f)	6.00%	05/01/2025	6,000	6,406,120
Series 2020 B, RB (Acquired 06/10/2020; Cost $1,351,203)(c)(d)(e)(f)	8.00%	05/01/2025	1,351	1,416,685

Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(e)	5.00%	05/01/2032	34,000	35,746,889

Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB(e)	4.00%	12/01/2031	15,835	15,545,427

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	45,365	45,616,054

				183,859,446

Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(g)	5.88%	12/01/2027	1,650	22,094

Series 2007 C, RB(g)	6.00%	12/01/2036	500	6,695

				28,789

Arizona–2.30%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB(d)	5.00%	12/01/2039	13,550	13,626,398

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	6,874	6,221,653
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.50%	07/01/2038	1,165	1,181,122
Series 2018 B, RB(c)	5.63%	07/01/2048	2,250	2,266,219
Series 2018 B, RB(c)	5.75%	07/01/2053	3,500	3,529,774
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(c)	5.13%	08/01/2038	2,515	2,454,248
Series 2018 A, RB(c)	5.25%	08/01/2048	3,945	3,640,521
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(c)	5.50%	07/01/2037	580	577,833
Series 2017, Ref. RB(c)	5.75%	07/01/2047	680	666,354
Series 2017, Ref. RB(c)	5.88%	07/01/2052	645	636,667

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(c)	5.00%	07/01/2054	3,000	2,735,428
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(c)	5.25%	12/15/2038	1,415	1,425,298
Series 2018 A, RB(c)	5.50%	12/15/2048	2,260	2,266,292

Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(h)	5.00%	06/01/2049	2,250	2,300,262

Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	390,210

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)

East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB(i)	6.38%	01/01/2028	$550	$ 521,151

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,525,861

Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(c)	6.00%	01/01/2048	11,475	8,499,560
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	220	224,201
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	405	407,061
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(c)	6.00%	07/01/2043	1,885	1,921,328
Series 2023, RB(c)	6.25%	07/01/2053	1,900	1,928,603
Series 2023, RB(c)	6.38%	07/01/2058	2,000	2,036,588

Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.25%	07/01/2024	46	45,996

Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	829,934
Merrill Ranch Community Facilities District No. 2 (Assessment Area One);
Series 2006, RB	5.25%	07/01/2024	42	41,996
Series 2006, RB	5.30%	07/01/2030	382	377,191
Parkway Community Facilities District No. 1 Prescott Valley;
Series 2006, GO Bonds	5.30%	07/15/2025	180	173,547
Series 2006, GO Bonds	5.35%	07/15/2031	350	282,626

Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,485	1,427,785

Phoenix (City of), AZ Industrial Development Authority (Freedom Academy, Inc.); Series 2016, RB(c)	5.50%	07/01/2046	4,135	4,157,328

Phoenix (City of), AZ Industrial Development Authority (Gourmet Boutique West LLC); Series 2007 B, IDR (Acquired 03/01/2007-03/20/2019; Cost $2,215,000)(b)(f)	5.88%	11/01/2037	2,375	2,105,615

Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,002,304

Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(c)	9.50%	04/01/2052	7,900	7,000,616

Phoenix (City of), AZ Industrial Development Authority (Vista College Preparatory); Series 2018 A, RB (CEP - Ohio School District)	5.00%	07/01/2048	1,185	1,202,015
Pima (County of), AZ Industrial Development Authority;
Series 2021, RB(c)	5.00%	07/01/2056	2,260	2,049,606
Series 2022, RB(c)	6.88%	11/15/2052	7,500	7,965,426
Series 2022, RB(c)	7.00%	11/15/2057	3,975	4,235,306

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2015, Ref. RB(c)	5.63%	06/15/2045	2,250	2,255,770

Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,355	2,336,460
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(d)(e)	5.00%	06/15/2025	1,550	1,590,380
Series 2017 C, RB(d)(e)	5.00%	06/15/2025	2,830	2,903,726

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.50%	09/01/2046	2,400	2,231,217

Pima (County of), AZ Industrial Development Authority (Milestones Charter School Refunding); Series 2017 A, Ref. RB(c)	6.50%	11/01/2047	5,530	5,418,961
Pima (County of), AZ Industrial Development Authority (P.L.C. Charter Schools);
Series 2016, Ref. RB(c)	6.00%	12/01/2036	3,315	3,354,670
Series 2016, Ref. RB(c)	6.00%	12/01/2046	6,310	6,330,197
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(c)	6.00%	07/01/2035	1,025	1,032,582
Series 2015, RB(c)	6.13%	07/01/2045	3,310	3,321,235
Series 2019, RB	5.13%	07/01/2039	650	620,721
Series 2019, RB	5.25%	07/01/2049	810	745,451
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(b)(j)	5.50%	10/01/2033	5,853	5,653,816
Series 2021 C, RB(b)(c)	5.50%	10/01/2033	22,616	21,846,353

Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	190	188,099

Salt River Project Agricultural Improvement & Power District; Series 2023 A, RB	5.00%	01/01/2050	17,395	18,506,520

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)

Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(c)	5.60%	07/01/2031	$170	$ 153,161
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(c)	5.50%	06/15/2047	11,245	11,272,744
Series 2023, RB(c)	5.75%	06/15/2053	5,000	5,060,728
Series 2023, RB(c)	5.75%	06/15/2058	15,000	15,090,504

Southside Community Facilities District No. 1; Series 2008, RB(i)	7.25%	07/01/2032	864	685,609

Tempe (City of), AZ Industrial Development Authority; Series 2022 A, RB(c)	6.50%	08/01/2048	3,640	3,752,956
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(c)	6.00%	10/01/2037	1,010	709,529
Series 2017 A, RB(c)	6.13%	10/01/2047	2,300	1,415,631

Series 2017 A, RB(c)	6.13%	10/01/2052	2,360	1,404,518

				212,761,461

Arkansas–0.09%

Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(i)	6.25%	02/01/2038	4,455	4,455,000

Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(c)	7.25%	12/01/2052	3,600	3,454,408

				7,909,408

California–10.39%

Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	120	120,189
California (State of);
Series 2022, GO Bonds	4.00%	04/01/2049	10,100	9,934,395
Series 2022, GO Bonds(k)	5.00%	09/01/2052	23,300	25,097,826
Series 2022, Ref. GO Bonds	4.00%	09/01/2042	8,480	8,559,258

California (State of) Community Choice Financing Authority (Clean Energy); Series 2023, RB(e)	5.25%	04/01/2030	12,780	13,583,233
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(l)	0.00%	06/01/2050	520,920	106,547,883
Series 2006 B, RB(l)	0.00%	06/01/2050	107,400	19,171,201
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.88%	06/01/2035	615	615,000
Series 2002, RB	6.00%	06/01/2042	18,985	19,391,298
Series 2006 C, RB(l)	0.00%	06/01/2055	212,950	20,722,505
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,003,619
Series 2006 A, RB(l)	0.00%	06/01/2046	127,310	31,189,193
Series 2006 B, RB(l)	0.00%	06/01/2046	33,920	8,046,496
Series 2006 C, RB(l)	0.00%	06/01/2055	215,100	23,659,774

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,650	2,664,952

California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	53	51,351

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	11,095	11,056,123

California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(c)	6.38%	06/15/2064	2,250	2,353,915

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2017, RB (Acquired 08/15/2017; Cost $3,000,000)(b)(c)(f)(g)	8.00%	12/01/2027	3,000	219,600
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(b)(c)(f)(g)	7.50%	07/01/2032	6,075	82,013
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(b)(c)(f)(g)	8.00%	07/01/2039	14,995	202,433
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(b)(c)(f)(g)	7.50%	07/01/2032	2,650	35,775

California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(c)	10.00%	05/15/2028	3,000	3,361,247

California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(c)	6.50%	07/01/2050	4,130	4,181,372

California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(c)	5.25%	07/01/2051	5,945	5,964,435
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.00%	05/01/2027	250	249,989
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.75%	05/01/2037	900	907,850
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.88%	05/01/2047	1,230	1,232,689

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(c)	5.13%	06/01/2047	$595	$ 586,697
Series 2017 A, RB(c)	5.25%	06/01/2052	665	659,215

California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(c)	5.25%	07/01/2052	1,450	1,452,494

California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	7,035	7,043,337
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,885	2,946,336
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,290,968

Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	3,285	3,186,693

Fresno Unified School District; Series 2016 B, Ref. GO Bonds(l)	0.00%	08/01/2042	7,780	3,414,655

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2066	154,000	16,841,810

Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	825	826,898

Long Beach (City of), CA (Green Bonds); Series 2017 B, RB(b)	5.00%	05/15/2043	4,000	4,101,419
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(b)	4.00%	05/15/2050	10,500	9,655,456
Series 2021 A, Ref. RB(b)	5.00%	05/15/2051	8,150	8,367,278
Series 2022 A, RB(b)	4.00%	05/15/2049	18,575	17,045,403
Series 2022 H, RB(b)	5.25%	05/15/2047	8,000	8,498,114
Series 2022 H, RB(b)	5.00%	05/15/2052	4,490	4,637,582
Series 2022, RB(b)(k)	5.00%	05/15/2047	25,205	25,420,586
Series 2022, RB(b)(k)	5.00%	05/15/2048	30,000	30,686,723

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.00%	05/15/2052	4,485	4,632,417
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(b)	5.00%	05/15/2035	1,000	1,037,623
Series 2018 A, RB(b)	5.00%	05/15/2036	1,385	1,437,838
Series 2022, RB(b)	4.00%	05/15/2047	10,250	9,569,457

Morongo Band of Mission Indians (The); Series 2018 A, RB(c)	5.00%	10/01/2042	4,500	4,511,834

Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,213

Regents of the University of California Medical Center; Series 2022 P, RB	4.00%	05/15/2053	9,500	9,040,612

Regional Airports Improvement Corp. (Los Angeles International Airport - Continental Airlines, Inc. Cargo Facilities); Series 1994, RB(b)	9.25%	08/01/2024	1,615	1,622,992
Sacramento (City of), CA (Convention Center Complex);
Series 2018 A, RB	5.00%	06/01/2048	3,585	3,652,660
Series 2018, RB	5.00%	06/01/2048	6,415	6,521,996
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(b)	4.00%	07/01/2040	8,750	8,432,533
Series 2021 B, RB (INS - AGM)(b)(h)	4.00%	07/01/2051	16,750	15,500,877
Series 2021 B, RB(b)	4.00%	07/01/2056	14,145	12,683,512
Series 2021 B, RB(b)	5.00%	07/01/2056	15,180	15,514,529
Series 2023 B, RB(b)	5.00%	07/01/2048	5,000	5,192,491
Series 2023 B, RB(b)	5.00%	07/01/2053	15,000	15,458,484
Series 2023 B, RB(b)	5.25%	07/01/2058	20,000	20,954,128

San Diego Unified School District (Election of 2022); Series 2023, GO Bonds	4.00%	07/01/2053	17,000	16,446,774
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2014 A, RB(b)(d)(e)	5.00%	08/30/2024	14,100	14,135,291
Series 2016, RB(b)	5.00%	05/01/2046	20,630	20,690,481
Series 2019 A, RB(b)	5.00%	05/01/2044	10,020	10,250,640
Series 2019 A, RB(b)	5.00%	05/01/2049	90,485	92,113,341
Series 2019 E, RB(b)(d)(e)	4.00%	05/01/2029	1,310	1,311,881
Series 2019 E, RB(b)	4.00%	05/01/2050	13,845	12,613,959
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(l)	0.00%	06/01/2036	60,785	31,589,490
Series 2007 A, RB(l)	0.00%	06/01/2047	58,990	15,285,766
Series 2007 B, RB(l)	0.00%	06/01/2047	13,505	3,460,632
Series 2007 C, RB(l)	0.00%	06/01/2056	61,600	6,118,204

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(h)(l)	0.00%	08/01/2037	$6,245	$ 3,693,056
Series 2011 D, GO Bonds (INS - AGM)(h)(l)	0.00%	08/01/2038	12,115	6,786,094
Series 2011 D, GO Bonds (INS - AGM)(h)(l)	0.00%	08/01/2041	14,735	6,965,871
Series 2011 D, GO Bonds (INS - AGM)(h)(l)	0.00%	08/01/2043	17,145	7,290,076

Sweetwater Union High School District; Series 2022, GO Bonds(k)	5.00%	08/01/2052	47,500	50,889,294
University of California;
Series 2021 BH, Ref. RB	4.00%	05/15/2051	3,000	2,938,322

Series 2022 BK, RB(k)(m)	5.00%	05/15/2052	40,000	42,824,270

				963,079,916

Colorado–9.85%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,325	2,117,612
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,346,303
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,745,664
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	883,794
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	414,513

Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,175,291

Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	863,400
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,351,036
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,196,328
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,007,984

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	22,507,070

Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,231	3,234,534
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,197,401
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	477,435
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,110,216
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,292,774

Baseline Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	2,190	1,999,138

Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(c)(j)	6.75%	12/01/2049	3,785	3,423,598

Belleview Village Metropolitan District; Series 2020, GO Bonds	4.95%	12/01/2050	870	737,965

BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	435,938

Board of Governors of Colorado State University System; Series 2015 A, RB	4.13%	03/01/2055	6,300	5,967,948

Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	620,419

Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,716,501

Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	766	756,483

Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,360,884

Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,239	1,208,910

Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,077,654

Canyons Metropolitan District No. 5; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,500	4,446,470

Canyons Metropolitan District No. 6; Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	2,000	1,959,298

Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,802,245
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,574,467
Series 2022, RB	6.50%	12/01/2053	6,850	6,935,746

Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,085,984
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,978	3,900,312
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	568,089
Clear Creek Transit Metropolitan District No. 2;
Series 2021 A, GO Bonds	5.00%	12/01/2041	500	438,537
Series 2021 A, GO Bonds	5.00%	12/01/2050	700	569,341
Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,053,872

Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,496	1,396,574

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	$2,250	$ 2,121,864

Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(c)	5.75%	04/01/2059	2,250	2,280,873
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	1,563,733
Series 2021 A, RB	5.00%	05/15/2049	3,000	1,970,717
Series 2021 A, RB	5.00%	05/15/2058	8,500	5,301,578
Colorado (State of) Health Facilities Authority (Intermountain Healthcare);
Series 2022 A, Ref. RB	4.00%	05/15/2052	22,500	21,108,623
Series 2022 E, VRD RB(n)	2.15%	05/15/2062	55,000	55,000,000

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	340	273,697

Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	769	736,148

Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	13,774,407
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	7,146,751
Series 2020 B, GO Bonds(c)	7.50%	12/15/2050	3,490	3,231,871

Country Club Highlands Metropolitan District; Series 2007, GO Bonds(i)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,260	1,200,576
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,118	1,928,468
Series 2019, GO Bonds	7.75%	12/15/2049	568	522,103

Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(l)	0.00%	12/01/2031	65,565	34,861,697
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2035	1,010	1,049,073
Series 2018 A, Ref. RB(b)	5.25%	12/01/2048	7,410	7,573,764
Series 2021 A, RB	4.00%	08/01/2051	10,000	9,403,280
Series 2022 A, RB(b)	5.50%	11/15/2038	1,795	1,990,743
Series 2022 A, RB(b)(k)	5.00%	11/15/2047	15,000	15,580,536
Series 2022 A, RB(b)	4.13%	11/15/2053	7,000	6,462,075
Series 2022 A, RB(b)	5.50%	11/15/2053	3,000	3,212,329
Series 2022 D, Ref. RB(b)(k)	5.75%	11/15/2045	10,000	11,099,688
Series 2022 D, Ref. RB(b)	5.00%	11/15/2053	3,880	3,991,908
Series 2022 D, Ref. RB(b)(k)	5.00%	11/15/2053	41,500	42,696,976
Series 2022, RB(k)	4.00%	08/01/2051	18,990	17,856,904

Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	56,185	56,183,073
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,330	1,331,106
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,074,777

Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,290	2,297,810

Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	19,808,878

E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	839,355

Eagle County School District No. Re50J; Series 2021, COP (INS - AGM)(h)	4.00%	12/01/2051	7,105	6,522,369
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(c)	5.00%	12/01/2041	1,700	1,585,803
Series 2021 A, Ref. GO Bonds(c)	5.00%	12/01/2051	2,000	1,745,133
Series 2021 B, GO Bonds(c)	8.00%	12/15/2051	1,910	1,734,139

Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(c)	5.75%	12/01/2046	2,700	2,605,884

Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,864,446

Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,408,664

First Creek Village Metropolitan District; Series 2019 B, GO Bonds	6.75%	08/01/2049	515	509,976

Fitzsimons Village Metropolitan District No. 1; Series 2020, Ref. GO Bonds	5.00%	12/01/2049	1,033	909,008

Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	6,295,211

Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(c)	6.00%	12/01/2049	2,965	2,824,302
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	917,900
Series 2023 B, GO Bonds(c)	9.00%	12/15/2047	1,046	1,052,060

Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(j)	6.13%	12/01/2050	3,075	2,774,170

Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(c)	4.75%	12/01/2051	3,000	2,319,830

Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(c)	8.25%	12/15/2053	2,983	3,086,314

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	$3,325	$ 3,259,870

Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	803,056
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(c)	7.75%	12/15/2050	515	474,663
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,241,828

HM Metropolitan District No. 2; Series 2021, GO Bonds(j)	5.75%	12/01/2051	24,038	14,656,457

Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,270,736

Hunters Overlook Metropolitan District No. 5; Series 2019 B, GO Bonds	8.50%	12/15/2049	1,825	1,709,427

Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	5,004	4,888,835

Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,228,767
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,919,844
Series 2024 C, GO Bonds	8.50%	12/16/2053	7,510	7,168,227
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,062,045
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,039,901

Jones District Community Authority Board; Series 2020 A, RB(j)	5.75%	12/01/2050	6,800	6,050,953

Karl’s Farm Metropolitan District No. 2; Series 2020 A, GO Bonds(c)	5.63%	12/01/2050	1,695	1,574,396

Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,453,728

Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,669,708
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,653,284
Series 2023 A-2, GO Bonds(j)	8.00%	12/01/2053	3,645	2,696,947
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,260,367
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(c)	7.00%	11/01/2052	7,000	6,996,273
Series 2022 A, GO Bonds(c)	7.38%	11/01/2052	10,830	10,829,989
Series 2022 B, GO Bonds(c)	9.25%	12/01/2052	9,189	9,228,973

Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	600,049

Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,811,777
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,152,994
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	485,541
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	751,956
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	576,458

Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	790	804,181
Millers Landing Business Improvement District;
Series 2018 A, RB(c)	6.00%	12/01/2048	7,845	7,365,486
Series 2018 B, RB(c)	8.00%	12/01/2048	2,185	1,984,246

Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,345,174

Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,344,538

Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	1,000	914,808

Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	980	884,984
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,542,770
Series 2022, RB	7.00%	12/01/2034	5,000	5,075,374

Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,802,734

Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	14,959,480

Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,225,691
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,705	1,561,001
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	843,264

Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,065,834

Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(c)	6.50%	08/01/2053	8,565	8,722,969
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,233,850
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,051,223

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	$2,286	$ 2,293,728
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,252,523

Pronghorn Valley Metropolitan District; Series 2021 A, GO Bonds	4.00%	12/01/2051	650	488,941

Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(c)	4.75%	12/01/2045	5,375	3,599,531

PV-ERU Holding Trust; Series 2019, RB(i)(l)	0.00%	02/14/2039	12,585	2,642,850

Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,285	2,087,629
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,003,868
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	521,773

Rendezvous Metropolitan District No. 4; Series 2018 A, GO Bonds	5.63%	12/01/2048	4,340	4,240,117
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,321,884
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	671,006

Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	808,743

Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,986	1,838,486
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,469,224
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,614,975

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	23,052,632
Sabell Metropolitan District;
Series 2020 A, GO Bonds(c)	5.00%	12/01/2050	1,060	937,609
Series 2020 B-3, GO Bonds(c)	8.25%	12/15/2050	605	563,496
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	6,960,191
Series 2023 B, RB	9.25%	12/15/2053	891	870,452
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	5,640,633
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,558,382
Series 2021 C, GO Bonds(c)	7.63%	12/15/2052	8,288	7,428,420

Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	574,167

Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,571,511

Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,233,351
Sky Ranch Community Authority Board;
Series 2019 B, RB	7.63%	12/15/2049	720	738,698
Series 2019, RB	5.00%	12/01/2049	2,820	2,703,268
Series 2022 A, RB	5.75%	12/01/2052	5,000	4,716,702
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,151,652

South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,681,653
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	843,891
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,917,195

Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	772,301

Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(c)	9.50%	12/15/2045	360	364,229
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,360	1,245,139
Series 2020 B, GO Bonds	8.50%	12/15/2049	656	612,637
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,535,726
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,542,539

STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,678,411
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	708	694,483
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	28,336,017
Series 2023, RB	8.38%	12/15/2054	7,500	7,506,355
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	953,023
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	920,076
Series 2024, RB	5.63%	12/01/2043	1,650	1,671,550

Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,152,250

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Tailholt Metropolitan District No. 3; Series 2018 A, GO Bonds	6.00%	12/01/2048	$7,550	$ 7,349,742

Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,626,877

Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,521,073
Timnath Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.25%	12/01/2037	1,500	1,474,375
Series 2018 A, GO Bonds	5.38%	12/01/2047	1,900	1,805,983
Series 2018 B, GO Bonds	7.75%	12/15/2047	953	900,341

Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	5,823,813
Transport Metropolitan District No. 3;
Series 2021 A-1, GO Bonds	5.00%	12/01/2051	4,000	3,152,152
Series 2021 A-2, GO Bonds(j)	5.50%	12/01/2051	3,000	2,258,196
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,590	1,559,369
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	475,962

Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,120,543

Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	1,170	1,089,493

Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(c)	5.63%	12/01/2048	1,363	1,342,136

Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	962,661

Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,300	1,257,542
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,589,587
Series 2023, GO Bonds	8.00%	12/15/2035	3,380	3,274,727
Wild Plum Metropolitan District;
Series 2019 A, GO Bonds(d)(e)	5.00%	12/01/2024	600	621,349
Series 2019 B, GO Bonds(c)(d)(e)	7.75%	12/01/2024	504	527,244

Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	693,004

Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	595,608

Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,548,652

Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,752	1,683,635

				913,013,955

Connecticut–0.10%
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health);
Series 2019 A, Ref. RB	4.00%	07/01/2041	3,870	3,482,954
Series 2019 A, Ref. RB	4.00%	07/01/2049	3,000	2,563,990

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(g)(i)	5.13%	10/01/2036	470	56,400

Mashantucket Western Pequot Tribe; Series 2013, RB(g)	6.05%	07/01/2031	13,420	2,985,951

				9,089,295

District of Columbia–2.63%

District of Columbia; Series 2024, RB(c)(j)	6.60%	06/01/2049	4,250	2,336,691

District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	02/28/2037	1,850	2,080,593
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	27,605	28,494,450
Series 2006 C, RB(l)	0.00%	06/15/2055	850,680	91,036,030
Series 2006 D, RB(l)	0.00%	06/15/2055	555,000	52,031,250
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(b)	4.00%	10/01/2035	11,530	11,391,239
Series 2018 A, Ref. RB(b)	5.00%	10/01/2048	1,810	1,834,551
Series 2019 A, Ref. RB(b)	5.00%	10/01/2044	3,500	3,598,254
Series 2021 A, Ref. RB(b)	4.00%	10/01/2051	15,800	14,315,086

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2053	10,000	9,032,704

Washington (State of) Metropolitan Area Transit Authority; Series 2023 A, RB(k)	5.25%	07/15/2053	25,000	27,258,665

				243,409,513

Florida–9.70%
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	750	721,498
Series 2016, RB	6.00%	05/01/2047	1,750	1,773,474

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	$2,355	$ 2,389,629

Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,455	1,455,704
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	2,615	2,624,599
Series 2023, RB	5.63%	05/01/2054	3,235	3,269,408

Babcock Ranch Community Independent Special District; Series 2022, RB	5.00%	05/01/2053	1,500	1,428,412

Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,525,148
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	8,205	8,275,649
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,735,456
Series 2019 A, RB(b)	4.00%	10/01/2049	12,505	11,257,833
Series 2019 B, RB(b)	4.00%	09/01/2049	15,500	14,043,967

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	18,887,514

Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	840	840,110
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	1,545	1,416,771
Series 2019 A, RB	5.00%	12/15/2054	1,085	981,380

Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,760	2,190,318
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(c)	5.63%	08/01/2037	1,025	835,447
Series 2017, RB(c)	5.88%	08/01/2052	3,925	2,887,200
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(c)	5.38%	06/15/2038	850	838,867
Series 2018 A, RB(c)	5.38%	06/15/2048	1,590	1,495,101

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(c)	5.00%	12/15/2055	6,800	5,716,570
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(c)(f)	5.75%	06/01/2054	3,735	3,214,746
Series 2019 B, RB (Acquired 04/25/2019; Cost $290,000)(c)(f)	6.00%	06/01/2028	290	276,791
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(c)	5.00%	10/15/2047	1,100	1,040,512
Series 2017 A, RB(c)	5.00%	10/15/2052	755	702,063
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(c)	6.50%	12/15/2053	1,315	1,319,112
Series 2023, RB(c)	6.50%	12/15/2058	2,100	2,101,036
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	775,121
Series 2015, RB	5.75%	11/01/2047	1,855	1,876,430

Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,500	2,567,465

Chapel Creek Community Development District; Series 2006 A, RB(g)(i)	5.50%	05/01/2038	4,185	2,803,950

Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(f)(g)(i)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(c)	5.00%	12/01/2037	1,150	1,134,465
Series 2017 A, RB(c)	5.00%	12/01/2047	1,875	1,742,848

Creekside Community Development District; Series 2006, RB(g)(i)	5.20%	05/01/2038	1,690	794,300

CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	70	70,313
Crosswinds East Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,004,575
Series 2024, RB	5.75%	05/01/2054	1,230	1,230,845

Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	7,000	5,983,445
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2022, Ref. RB(b)(c)(e)	8.25%	08/15/2024	20,000	20,576,306
Series 2024, Ref. RB(b)(c)(e)	12.00%	07/15/2028	36,125	37,570,000
Series 2024, Ref. RB (INS - AGM)(b)(h)	5.00%	07/01/2044	15,000	15,449,602
Series 2024, Ref. RB (INS - AGM)(b)(h)	5.25%	07/01/2047	18,250	18,973,165
Series 2024, Ref. RB(b)	5.25%	07/01/2047	21,000	21,632,535
Series 2024, Ref. RB (INS - AGM)(b)(h)	5.25%	07/01/2053	38,285	39,518,769
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,000	10,406,627

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(c)	6.00%	08/15/2057	$3,250	$ 3,167,532

Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(c)	5.00%	07/15/2046	6,045	5,653,276
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	293,775
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	911,692
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(f)	7.00%	03/01/2030	4,209	2,104,604
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(f)	7.00%	03/01/2030	2,393	119,647
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,086,105
Series 2017 A, RB(b)	4.00%	10/01/2052	25,100	22,779,608
Series 2019 A, RB(b)	4.00%	10/01/2044	13,180	12,304,491
Series 2019 A, RB(b)	5.00%	10/01/2044	3,370	3,464,604
Series 2019 A, RB(b)	4.00%	10/01/2049	16,490	15,028,071
Hamilton Bluff Community Development District;
Series 2024, RB	5.50%	05/01/2044	1,000	993,962
Series 2024, RB	5.80%	05/01/2054	1,000	990,128

Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	255	255,139

Hillsborough (County of), FL Aviation Authority; Series 2022, RB(b)(k)	5.00%	10/01/2047	10,000	10,330,481
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 E, RB(b)	5.00%	10/01/2043	3,120	3,191,507
Series 2022 A, RB(b)	4.00%	10/01/2052	14,800	13,388,283

Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,934,169

Indigo Community Development District; Series 2005, RB(i)	5.75%	05/01/2036	2,775	2,442,369

JEA Water & Sewer System; Series 2024 A, Ref. RB	5.50%	10/01/2054	10,000	11,099,563
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(c)	5.00%	01/15/2049	820	751,582
Series 2019, RB(c)	5.00%	01/15/2054	635	568,413

Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	1,778,563

Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(c)(f)	7.13%	01/01/2052	21,000	15,750,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(c)	5.50%	07/15/2048	1,685	1,545,146
Series 2018 A, RB(c)	5.75%	07/15/2053	1,830	1,764,810

Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2045	9,000	9,020,704
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	1,000	1,036,207
Series 2023, RB	6.38%	05/01/2054	1,330	1,387,544
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	21,500	22,197,073
Series 2021 B, RB(b)	4.00%	10/01/2051	10,000	8,903,368
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(c)	5.63%	12/01/2037	1,640	1,338,425
Series 2017 A, RB(c)	5.75%	12/01/2052	18,210	13,304,619

Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,150	2,151,647

Magnolia Creek Community Development District; Series 2007 A, RB(g)	5.90%	05/01/2039	590	545,630

Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	160	161,029

Miami (City of) & Dade (County of), FL School Board; Series 2015 A, Ref. COP	5.00%	05/01/2032	10	10,088
Miami-Dade (County of), FL;
Series 2014 A, Ref. RB(b)	5.00%	10/01/2036	34,955	34,982,796
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	14,115	14,349,617
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	30,840	32,345,479
Series 2023 A, Ref. RB(b)	5.00%	10/01/2047	12,210	12,709,941
Series 2023, RB(k)	5.00%	07/01/2052	25,475	26,615,652
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2046	16,935	15,258,303
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	54,465	48,996,916

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	8,420	8,420,047

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	$11,000	$ 10,541,149
Series 2022, RB	5.00%	07/01/2048	8,835	9,259,085
Series 2022, RB(k)	5.00%	07/01/2050	14,210	14,881,691
Series 2022, RB(k)	5.00%	07/01/2051	30,980	32,429,333
Series 2022, RB	5.00%	07/01/2052	10,000	10,447,748

Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $8,295,000)(f)	6.90%	01/01/2038	8,295	7,023,797

Naturewalk Community Development District; Series 2007 A, RB(g)(i)	5.50%	05/01/2038	4,345	1,651,100
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	1,000	1,018,864
Series 2023, RB	6.00%	05/01/2054	1,500	1,525,910

Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,486,986
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,093,079
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,734,933

Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	7,830	7,928,703

Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,754,595

Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2055	800	718,274

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,423,099)(b)(c)(f)	5.88%	01/01/2033	22,370	21,426,827

Portofino Isles Community Development District (Portofino Court); Series 2005, RB(g)(i)	5.60%	05/01/2036	5,905	2,952,500
Reunion East Community Development District;
Series 2002 A-2, RB(g)(i)	7.38%	05/01/2033	1,425	14
Series 2005, RB(g)(i)	5.80%	05/01/2036	3,420	34

Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	110	110,063
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,250,529
Series 2023, RB	6.38%	11/01/2053	1,400	1,458,267
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,513,579
Series 2023, RB	5.75%	05/01/2053	2,320	2,339,159

Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,940	2,688,669
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,200	1,224,497
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,277,732
South Bay Community Development District;
Series 2005 A, RB(g)(i)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,285	5,297,389
Series 2005 A-2, Ref. RB(g)(i)	6.60%	05/01/2036	3,800	1,900,000
Series 2005 B-2, Ref. RB(g)(i)	6.60%	05/01/2025	3,240	1,620,005

Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	485	485,276

Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	9,035	9,039,752
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	2,230	2,261,582
Series 2023, RB	5.50%	05/01/2054	2,500	2,529,707

Villages of Avignon Community Development District (The); Series 2007 A, RB(g)(i)	5.40%	05/01/2037	755	37,750
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	155	155,638
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,088,726
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,820,585
Series 2016 A-2, RB	5.38%	05/01/2046	1,400	1,404,308

Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,155	2,160,881
Waterstone Community Development District;
Series 2007 A, RB(i)(j)	6.88%	05/01/2037	1,214	817,427
Series 2007 B, RB(i)(l)	0.00%	11/01/2028	5,752	4,080,153

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	$1,000	$ 980,792
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,865	6,871,070
Series 2005 A-2, RB(g)(i)	5.75%	05/01/2036	7,610	4,413,800

West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	450,154
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,533,690
Series 2022, RB	5.50%	05/01/2053	2,500	2,530,126
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,530,249
Series 2023, RB	5.63%	05/01/2053	1,500	1,531,238

Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,300	1,300,631
Westside Community Development District;
Series 2019-2, RB(i)	5.65%	05/01/2037	1,010	822,057
Series 2019-2, RB(i)	7.20%	05/01/2038	520	485,102
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,820	1,832,114
Series 2023, RB	5.60%	05/01/2053	2,725	2,744,868

Wildwood (City of), FL Utility Dependent District (South Sumter Utility); Series 2021, RB (INS - BAM)(h)	5.00%	10/01/2052	2,250	2,328,149

Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $2,513,763)(f)(g)(i)	5.63%	05/01/2037	2,635	1,317,238

				899,347,519

Georgia–2.08%

Atlanta (City of), GA; Series 2019, RB(b)	4.00%	07/01/2039	7,490	7,304,174
Atlanta (City of), GA (Green Bonds);
Series 2023, RB(b)	5.00%	07/01/2040	3,000	3,199,328
Series 2023, RB(b)	5.25%	07/01/2042	13,025	14,062,428
Series 2023, RB(b)	5.25%	07/01/2043	6,825	7,339,217
Series 2023, RB(b)	5.25%	07/01/2044	3,500	3,752,539
Atlanta (City of), GA Department of Aviation;
Series 2022 A, RB	4.00%	07/01/2052	10,000	9,472,886
Series 2022, RB(b)(k)	5.00%	07/01/2044	23,280	23,906,674
Cobb (County of), GA Development Authority (Northwest Classical Academy);
Series 2023, RB(c)	6.00%	06/15/2043	480	485,474
Series 2023, RB(c)	6.40%	06/15/2053	1,850	1,870,807
Series 2023, RB(c)	6.38%	06/15/2058	1,250	1,255,222

Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,581,459

Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	21,350	18,533,401
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,084,327
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,791,165
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,146,347
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,210,485
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	1,430	1,335,262
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	5,458,303
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	6,059,663
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,339,245

George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(c)	5.00%	01/01/2054	4,750	4,233,346

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB (INS - BAM)(h)	4.00%	01/01/2049	4,000	3,649,064
Georgia (State of) Road & Tollway Authority;
Series 2014 A, RB(c)(d)(l)	0.00%	06/01/2024	805	805,000
Series 2014 A, RB(c)(d)(e)(l)	0.00%	06/01/2024	3,750	2,027,263
Series 2014 B, RB(c)(d)(e)	7.00%	06/01/2024	13,600	14,280,000
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(c)	5.00%	11/01/2037	1,750	1,708,174
Series 2017 A, Ref. RB(c)	5.00%	11/01/2047	2,000	1,841,978

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$2,635	$ 2,545,512
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,350,238
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	2,821,818

Series 2018 A-2, RB(e)	5.50%	12/01/2028	2,065	1,926,215

				192,377,014

Hawaii–0.52%
Hawaii (State of);
Series 2020 A, Ref. RB(b)	4.00%	07/01/2036	600	596,213
Series 2020 C, Ref. RB	4.00%	07/01/2037	600	606,400
Series 2020 C, Ref. RB	4.00%	07/01/2038	750	753,398
Series 2020 C, Ref. RB	4.00%	07/01/2040	425	422,552
Series 2022 A, RB(b)	5.00%	07/01/2047	1,500	1,552,816
Series 2022-XX1217, RB (INS - BAM)(b)(h)(k)	5.00%	07/01/2051	32,450	33,431,465
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.);
Series 2015, Ref. RB(b)	3.25%	01/01/2025	5,000	4,463,782
Series 2017, Ref. RB(b)	3.10%	05/01/2026	5,980	4,804,446

Series 2017, Ref. RB(b)	4.00%	03/01/2037	2,000	1,302,354

				47,933,426

Idaho–0.15%

Boise City (City of), ID (Public Parking Facilities); Series 2021 A, Ref. RB	5.00%	09/01/2046	4,000	4,242,684

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	727,473

Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	8,000	7,589,693
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(c)	6.00%	07/01/2039	370	383,756

Series 2018 A, RB(c)	6.00%	07/01/2054	1,135	1,159,153

				14,102,759

Illinois–1.81%

Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,011
Chicago (City of), IL (O’Hare International Airport);
Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	11,840	12,028,809
Series 2018 A, Ref. RB(b)	5.00%	01/01/2053	6,245	6,317,513
Series 2018, RB(b)	5.00%	07/01/2048	3,750	3,734,913
Series 2022 A, RB(b)	5.50%	01/01/2055	20,000	21,178,404
Chicago (City of), IL Board of Education;
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,228,702
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,555,042
Series 2016, RB	6.00%	04/01/2046	5,700	5,967,380
Series 2018, RB	5.00%	04/01/2046	7,555	7,604,795

Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	781	768,313

Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	4,969,546

Evanston (City of), IL (Roycemore School); Series 2021, RB(c)	4.63%	04/01/2051	1,250	950,279

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,890	1,747,160

Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	10,840	8,223,806
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,366,169
Series 2014, GO Bonds	5.00%	02/01/2039	5,140	5,143,238
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	647,969
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,828,912
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,531,128
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,154,643
Series 2024 B, GO Bonds	5.25%	05/01/2048	4,000	4,270,450

Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,917,538

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,942,866

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $2,014,221)(f)	5.00%	02/15/2027	$2,000	$ 460,000
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $6,022,965)(f)	5.00%	02/15/2037	7,000	1,610,000
Series 2017, Ref. RB	5.13%	05/15/2038	1,730	1,516,796
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,689,347
Series 2017, Ref. RB	5.00%	08/01/2042	575	579,039
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,764,639)(f)	5.13%	02/15/2045	3,120	717,600
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,185,065

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.63%	08/01/2053	3,500	3,658,947
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,004,368
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	960,628

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 11/27/2019-04/03/2020; Cost $2,324,321)(f)	5.00%	11/01/2049	2,450	1,811,715

Illinois (State of) Finance Authority (Northshore University Health); Series 2020, Ref. RB	4.00%	08/15/2041	1,750	1,687,237
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	575	575,189
Series 2014, Ref. RB	6.13%	02/01/2045	1,310	1,310,289

Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	700,860
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	3,155	3,177,208
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,426,642
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(c)	5.45%	01/01/2046	1,640	1,204,021
Series 2016 A, RB(c)	5.60%	01/01/2056	1,775	1,252,076
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB (INS - AGM)(h)(l)	0.00%	12/15/2041	5,000	2,268,425
Series 2017, Ref. RB (INS - AGM)(h)(l)	0.00%	12/15/2056	22,000	4,219,648

Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,200	1,236,199

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,849,037

Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,084	1,024,909

Robbins (Village of), IL; Series 1999 C, RB(b)	7.25%	10/15/2024	0	84

Southwestern Illinois Development Authority; Series 2006, RB(g)	5.63%	11/01/2026	2,795	2,096,250

Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(l)	0.00%	12/31/2038	1,915	1,505,977

Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,188	1,161,477

Will (County of), IL; Series 2019, GO Bonds	4.00%	11/15/2047	2,000	1,858,718

				167,855,337

Indiana–1.54%

Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,029,568

Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(c)	5.38%	01/01/2040	2,745	2,229,282

Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,790	9,890,025

Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	2,844,911

Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(c)	5.63%	01/01/2038	7,000	5,946,488
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	480	423,600
Series 2017, RB	5.35%	01/01/2038	3,850	3,180,850

Goshen (City of), IN (Green Oaks of Goshen); Series 2021 A, RB(c)	5.00%	08/01/2041	4,065	3,319,463

Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,014,422
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(c)	5.90%	07/01/2038	770	770,671
Series 2018 A, Ref. RB(c)	6.00%	07/01/2048	1,185	1,180,445
Indiana (State of) Housing & Community Development Authority;
Series 2016 A, RB	5.75%	01/01/2036	6,725	6,482,593
Series 2016, RB	5.50%	01/01/2037	3,740	3,230,592

Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(c)	5.38%	10/01/2040	12,000	10,036,818

Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(c)	5.00%	01/01/2039	3,365	2,631,612

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)

Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	$21,575	$ 21,774,761
Indiana (State of) Housing & Community Development Authority (Vita of Marion);
Series 2021 A, RB(c)	5.00%	04/01/2031	660	601,285
Series 2021 A, RB(c)	5.25%	04/01/2041	4,000	3,225,679

Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(c)	5.25%	11/01/2040	4,500	3,621,917
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	1,000	901,470
Series 2017, RB	5.88%	01/01/2037	4,570	4,049,948
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	855	770,545
Series 2017, RB	5.80%	01/01/2037	5,160	4,541,262

Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,419,428

Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,290	14,551,261
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(c)	5.10%	01/01/2032	380	340,757
Series 2017, RB(c)	5.38%	01/01/2038	5,475	4,622,243

Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,900	7,681,096

Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,205,636

Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(c)	5.38%	12/01/2041	3,600	2,831,852

Vincennes (City of), IN; Series 2016, Ref. RB(c)(g)	6.25%	01/01/2029	2,530	1,805,232

				143,155,712

Iowa–0.39%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,368,832
Series 2018, RB	6.00%	10/01/2048	2,780	2,633,662

Iowa (State of) Finance Authority; Series 2007, RB(g)	5.90%	12/01/2028	1,160	15,532
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	11,982,168
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	8,744,628
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	646,816
Series 2018, RB	5.13%	08/01/2048	3,500	2,753,576
Series 2018, RB	5.25%	08/01/2055	4,000	3,051,723

Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(c)	5.00%	12/01/2051	5,880	4,589,128

Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	120	118,632
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	250	220,434

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	100	97,329

				36,222,460

Kansas–0.19%
Ellis County Unified School District No. 489 Hays;
Series 2022 B, Ref. GO Bonds (INS - AGM)(h)	5.00%	09/01/2042	2,250	2,393,461
Series 2022 B, Ref. GO Bonds (INS - AGM)(h)	5.00%	09/01/2047	2,750	2,881,885
Series 2022 B, Ref. GO Bonds (INS - AGM)(h)	4.00%	09/01/2052	4,000	3,785,591

Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,239,833

Olathe (City of), KS; Series 2006, RB(i)(o)	5.00%	03/01/2026	2,391	956,531

Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	7,000	6,454,925

				17,712,226

Kentucky–0.09%
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(h)	5.00%	05/01/2033	900	945,378
Series 2018, RB (INS - BAM)(h)	5.00%	05/01/2034	800	841,746

Kuttawa (City of), KY; Series 1999, RB (Acquired 05/28/2004; Cost $895,038)(f)	6.75%	03/01/2029	965	909,661

Ludlow (City of), KY; Series 2023, RB(c)(l)	0.00%	03/01/2053	7,750	5,664,687

				8,361,472

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–0.61%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2018 A, RB(b)(c)	5.25%	05/01/2043	$1,220	$ 1,094,298
Series 2019, RB(c)	4.40%	11/01/2044	3,005	2,906,550
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	11,838,581
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,240,142

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(c)	5.38%	11/01/2038	2,090	2,183,586

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(c)	3.88%	11/01/2045	4,055	3,556,456

Louisiana (State of) Public Facilities Authority; Series 2023, RB(b)(c)(e)	6.75%	10/01/2028	10,000	10,703,310
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(c)	6.35%	07/01/2040	5,115	5,559,792
Series 2010 2, RB(c)	6.35%	10/01/2040	440	478,262

St. John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,335,703

				56,896,680

Maine–0.13%

Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,288,819

Maryland–0.55%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,106,936
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,364,544
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,778,480
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,345,175
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,625,609
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,204,626
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	990,663
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,091,877
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,215,532
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,449,921

Baltimore (City of), MD (Wastewater); Series 2014 C, RB	5.00%	07/01/2044	5,000	5,014,434

Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	13,175	13,553,311

Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	10,000	10,250,382

				50,991,490

Massachusetts–1.27%

Massachusetts (Commonwealth of); Series 2024 A, GO Bonds	5.00%	01/01/2054	82,650	88,148,779

Massachusetts (Commonwealth of) (Rail Enhancement Program); Series 2022 B, RB	5.00%	06/01/2052	4,705	4,985,926

Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(c)	5.13%	11/15/2046	4,565	4,661,232

Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,001,503

Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(b)(k)	5.00%	07/01/2046	15,000	15,564,719

				117,362,159

Michigan–1.92%

Academy of Warren; Series 2020 A, RB(c)	5.50%	05/01/2050	1,000	919,879
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	405,086
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,114,456

American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,490	1,493,635
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,650,130
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,792,872

Clawson Public Schools; Series 2024, Ref. GO Bonds	5.25%	05/01/2053	3,575	3,860,345

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)

Detroit City School District; Series 2013, GO Bonds (INS - AGM)(h)(k)	6.00%	05/01/2029	$7,580	$ 8,034,320
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	3,520,830
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	14,692,323
Series 2019 A, Ref. RB	5.75%	04/01/2054	13,990	10,260,775
Series 2019 B, RB	6.00%	04/01/2027	2,595	2,453,911

Haslett Public Schools; Series 2018, GO Bonds	5.00%	05/01/2048	3,150	3,246,195

Michigan (State of); Series 2023, RB(k)	5.25%	11/15/2049	16,925	18,568,032

Michigan (State of) Building Authority (Facilities Program); Series 2022 I, RB	4.00%	10/15/2052	4,250	3,914,330
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,347,209
Series 2007, RB	6.50%	12/01/2037	515	515,125
Series 2008 C, RB(l)	0.00%	06/01/2058	804,975	24,502,876
Series 2014, Ref. RB(c)(d)(e)	6.75%	07/01/2024	9,220	9,235,460
Series 2014, Ref. RB(c)	6.75%	07/01/2044	7,245	7,080,430
Series 2020 A-1, Ref. RB	4.00%	06/01/2049	5,000	4,449,885

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	200	202,057

Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	1,060	1,049,882

Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	1,968,612

Michigan (State of) Housing Development Authority; Series 2023 A, RB(k)	5.15%	10/01/2058	20,000	20,528,979

Mona Shores Public Schools; Series 2019 I, GO Bonds	5.00%	05/01/2048	4,790	4,946,456

Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,137,144

Rockford Public Schools; Series 2023 II, GO Bonds	5.00%	05/01/2049	5,710	6,048,337

Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	13,065	13,080,482
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2014, RB(b)	5.00%	12/01/2039	1,395	1,396,177

				178,416,230

Minnesota–0.81%

Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,057,854

Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	2,610	2,291,575

Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,461,636
Bethel (City of), MN (The Lodge At The Lakes At Stillwater);
Series 2018, RB	5.00%	06/01/2053	600	472,825
Series 2018, RB	5.25%	06/01/2058	1,625	1,308,922
Brooklyn Center (City of), MN (Sanctuary at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,813	5,287,609
Series 2016 B, RB	6.50%	11/01/2035	3,038	1,822,848
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(c)	5.00%	12/01/2050	6,630	5,289,495
Series 2021 B, RB(c)	6.50%	12/01/2026	510	491,677

Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	3,972,316
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	10,584,791
Series 2021 B, RB	6.00%	07/01/2028	625	591,685

International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,583,461
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(b)	5.00%	01/01/2047	4,000	4,120,540
Series 2022 B, Ref. RB(b)	5.25%	01/01/2047	3,775	3,975,948

Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	4,000	3,400,626

Minneapolis (City of), MN (Riverton Community Housing); Series 2018, RB(c)	5.00%	08/01/2053	500	477,106
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(c)	6.25%	07/01/2037	1,075	1,095,052
Series 2017 A, RB(c)	6.50%	07/01/2048	4,740	4,813,374

Red Wing (City of), MN; Series 2018 A, RB	5.00%	08/01/2053	515	407,239

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,194,531

St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	1,191	1,075,512

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)

St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(c)	5.50%	07/01/2052	$1,075	$ 1,075,850
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	908,383

Series 2019, RB	5.00%	07/01/2055	1,000	885,355

				74,646,210

Mississippi–0.31%

Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(h)	5.00%	03/01/2036	10,000	11,027,467

Mississippi State University Educational Building Corp.; Series 2017 A, Ref. RB	4.00%	08/01/2043	13,015	12,415,020

Stonebridge Public Improvement District; Series 2007, RB(g)	7.50%	10/01/2042	16,410	4,102,500

Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,315	1,158,244

				28,703,231

Missouri–1.55%

Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(g)	5.75%	06/01/2026	4,900	980,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(i)	7.05%	05/01/2027	8,000	7,052,766
Series 2007 A, RB(i)	5.75%	05/01/2026	1,530	1,385,225

Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	1,925	1,809,413

Broadway-Fairview Transportation Development District; Series 2006 A, RB(i)	6.13%	12/01/2036	570	176,700

Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,535	2,973,221

Chesterfield Valley Transportation Development District; Series 2018, RB(j)	5.50%	05/15/2046	4,960	3,108,320

Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	3,100	3,044,693
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(i)(o)	5.00%	05/01/2026	3,020	1,540,200
Series 2006 A, RB(i)(o)	5.00%	05/01/2036	3,825	1,950,750

I-470 Western Gateway Transportation Development District; Series 2019 A, RB(c)	5.25%	12/01/2048	4,900	4,766,953

Kansas City (City of), MO Industrial Development Authority; Series 2019, RB(c)	5.00%	07/01/2040	4,940	4,309,713
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(b)	5.00%	03/01/2054	50,235	50,928,228
Series 2019 B, RB (INS - AGM)(b)(h)	5.00%	03/01/2055	16,490	16,752,621
Series 2020, RB(b)	4.00%	03/01/2045	6,400	5,881,159

Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	5.00%	04/01/2046	1,890	1,647,117
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,102,704
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,781,484
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,501,925
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,100	881,035

Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(g)(i)	5.75%	03/01/2029	750	412,500

Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,513,472

Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	499	430,299

Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	545	512,291
St. Louis (City of), MO;
Series 2007, RN(i)(o)	6.30%	04/01/2027	3,043	365,160
Series 2024, RB (INS - AGM)(h)	5.25%	07/01/2054	7,500	8,107,935

St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(i)	5.50%	05/29/2028	2,031	609,295

St. Louis (City of), MO Industrial Development Authority; Series 2010 A, RB(g)(i)	8.00%	04/27/2033	4,580	137,400
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2038	4,000	4,076,388
Series 2018 A, RB	5.00%	04/01/2048	1,955	1,966,474
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,638,849

St. Louis (County of), MO; Series 2007 A, RB(i)	5.50%	09/02/2028	1,108	321,320

St. Louis (County of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(i)(o)	6.00%	08/21/2026	1,660	132,800

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO (Washington Park Redevelopment);
Series 2006, RB(i)(o)	6.00%	08/21/2026	$2,442	$ 293,040
Series 2007 A, RN(i)	5.50%	01/20/2028	2,131	809,780
Series 2007 B, RN(i)(o)	5.50%	01/20/2028	1,510	75,500

St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(c)	5.88%	03/01/2033	3,100	2,851,147

Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB (Acquired 09/23/2011; Cost $876,272)(f)(g)(i)	5.75%	04/01/2027	975	87,750

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	4,575	4,450,565

				143,366,192

Montana–0.01%

Hardin (City of), MT; Series 2006, RB(i)(o)	6.25%	09/01/2031	5,935	1,127,650

Nevada–0.06%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	410	410,236
Series 2007 A, RB	5.05%	02/01/2031	730	730,184

Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,200	1,137,027

Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	970	891,761

Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	25	25,030

Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(c)(l)	0.00%	07/01/2058	21,000	2,699,769

				5,894,007

New Hampshire–0.44%

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	25,446	23,602,590
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(c)	5.25%	07/01/2039	1,400	1,295,386
Series 2019 A, RB(c)	5.63%	07/01/2046	770	702,456
Series 2019 A, RB(c)	5.75%	07/01/2054	5,430	4,881,497
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 02/13/2020; Cost $736,393)(c)(f)(g)	5.25%	07/01/2027	688	69
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,078,533)(c)(f)(g)	6.13%	07/01/2037	1,078	108
Series 2017 A, RB (Acquired 06/12/2017; Cost $540,829)(c)(f)(g)	6.25%	07/01/2042	541	54
Series 2017 A, RB (Acquired 03/26/2020-04/28/2020; Cost $7,478,578)(c)(f)(g)	6.13%	07/01/2052	8,988	899
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(c)	5.63%	12/15/2033	6,855	6,954,770
Series 2024, RB(c)	6.25%	12/15/2038	3,565	3,616,999

				41,054,828

New Jersey–1.39%

New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $754,236)(c)(f)	5.75%	10/01/2026	765	557,420

New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(c)(f)	5.00%	10/01/2039	6,000	3,831,736
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	4,605	4,610,369
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,622,538
Series 2003, RB(b)	5.50%	06/01/2033	8,000	8,048,548
Series 2012, RB(b)	5.75%	09/15/2027	14,365	14,374,163

New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(c)	6.50%	11/01/2052	690	720,772

New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(c)	5.38%	07/01/2047	1,865	1,705,086

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(c)	6.00%	10/01/2034	$565	$ 566,193
Series 2014 A, RB(c)	6.20%	10/01/2044	750	751,304
Series 2014 A, RB(c)	6.30%	10/01/2049	500	500,947

New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(c)	5.38%	10/01/2050	5,000	4,708,089

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,679	2,838,476

New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,875	1,881,050

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	1,000	1,000,967

New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,156,390

New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(c)	5.13%	09/01/2052	2,055	2,005,399

New Jersey (State of) Educational Facilities Authority (College of St. Elizabeth (The)); Series 2016 D, Ref. RB	5.00%	07/01/2046	5,000	4,511,037

New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,970,000)(c)(f)	5.75%	10/01/2038	4,970	3,635,009

New Jersey (State of) Transportation Trust Fund Authority; Series 2009 A, RB(l)	0.00%	12/15/2039	10,000	5,044,698

Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,623,953
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	13,650	13,886,974
Series 2018 B, Ref. RB	5.00%	06/01/2046	38,925	39,190,336

				128,771,454

New Mexico–0.08%

Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	557,854

Farmington (City of), NM (San Juan and Four Corners); Series 2016 A, Ref. RB	2.15%	04/01/2033	7,355	5,784,561
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	45	41,993
Series 2015 B, RB	5.90%	09/01/2032	295	278,815
Series 2015 C, RB	5.90%	09/01/2032	390	358,207
Series 2015 D, RB(l)	0.00%	03/01/2032	330	166,919

				7,188,349

New York–19.65%

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(c)(p)	5.50%	12/31/2040	9,655	8,113,309

Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(l)	0.00%	06/01/2055	17,700	1,325,238

Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(b)(f)	6.25%	06/01/2047	4,025	2,773,413

Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(c)(g)	5.88%	01/01/2052	5,400	3,240,000

Long Island (City of), NY Power Authority; Series 2017, RB	5.00%	09/01/2047	5,000	5,111,415
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,095,008
Series 2017 D, Ref. RB	4.00%	11/15/2042	4,680	4,425,506
Series 2024 A, Ref. RB	5.50%	11/15/2047	20,000	21,895,566

Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	5.00%	11/15/2046	2,555	2,736,025
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,300,672
Series 2020 A-1, RB	4.00%	11/15/2045	13,000	12,237,018
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	22,974,062
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,960,480
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	27,479,893
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	31,031,574

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,334,441

Monroe County Industrial Development Corp. (St. John Fisher College); Series 2011, RB	6.00%	06/01/2030	1,000	1,001,700

Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	17,975	17,048,915

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	$76,835	$ 76,064,491
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/18/2014-01/24/2018; Cost $7,982,603)(f)(g)	5.00%	01/01/2058	8,272	2,476,918
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $3,970,000)(c)(f)(g)	9.00%	01/01/2041	3,970	3,970,000
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(b)	4.00%	11/01/2059	25,765	22,949,135
Series 2020 221, RB(b)	4.00%	07/15/2055	31,230	27,904,795
Series 2020 221, RB(b)	4.00%	07/15/2060	48,090	42,258,991
Two Hundred and Eighteenth Series 2019, RB(b)(k)	5.00%	11/01/2044	46,300	47,238,964
Two Hundred Sixth Series 2017, Ref. RB(b)	5.00%	11/15/2042	2,000	2,036,320
Two Hundred Sixth Series 2017, Ref. RB(b)	5.00%	11/15/2047	19,725	19,982,837
Two Hundred Thirty Fourth Series 2022, Ref. RB(b)	5.25%	08/01/2047	7,000	7,406,189
Two Hundred Thirty Fourth Series 2022, Ref. RB(b)	5.50%	08/01/2052	9,215	9,847,164
Two Hundred Twenty Third Series 2021, Ref. RB(b)	4.00%	07/15/2046	1,850	1,702,124
Two Hundredth Series 2017, Ref. RB(k)	5.00%	10/15/2047	10,000	10,241,896
Two Hundredth Series 2017, Ref. RB	5.00%	04/15/2057	10	10,232
New York (City of), NY;
Series 2021 CC-1, RB(k)	4.00%	06/15/2051	15,000	14,243,984
Series 2022-XF1336, RB(k)	5.00%	06/15/2051	25,000	26,210,291
Series 2024 AA-1, RB(k)	5.25%	06/15/2053	15,000	16,307,597
Series 2024 D, GO Bonds	5.25%	04/01/2054	15,000	16,306,212
New York (City of), NY Municipal Water Finance Authority;
Series 2022 CC-1, RB	4.00%	06/15/2052	13,375	12,648,481
Series 2022-XF1336, RB(k)	5.00%	06/15/2052	10,000	10,521,039
New York (City of), NY Transitional Finance Authority;
Series 2022 A-1, RB	4.00%	08/01/2048	5,000	4,745,812
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,447,571
Series 2022 F-1, RB	4.00%	02/01/2051	2,500	2,361,893
Series 2022, RB(k)	5.00%	02/01/2051	12,000	12,642,626
Series 2023 A-1, RB	5.00%	05/01/2053	4,755	5,037,314
Series 2023 A-1, RB(k)	5.00%	05/01/2053	15,500	16,420,271
Series 2023 F-1, RB	4.00%	02/01/2051	22,500	21,257,035
Series 2024 C, RB(k)(m)	5.25%	05/01/2050	30,000	32,645,769
Series 2024 C, RB(k)	5.00%	05/01/2053	20,000	21,241,978
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(k)	5.00%	03/15/2041	23,765	24,853,536
Series 2019 A, Ref. RB(k)	4.00%	03/15/2049	10,000	9,471,881
Series 2020 D, Ref. RB	4.00%	02/15/2047	3,850	3,647,848
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,541,528
Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	23,607,135
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	5,391,870
Series 2022, RB(k)	4.00%	03/15/2048	11,065	10,488,158
Series 2022-XF2996, RB(k)	5.00%	03/15/2042	15,000	15,658,763
Series 2024 A, Ref. RB	5.25%	03/15/2048	1,350	1,475,286
Series 2024 A, Ref. RB	5.25%	03/15/2049	1,900	2,073,616
Series 2024 A, Ref. RB	5.25%	03/15/2052	9,000	9,791,930

New York (State of) Dormitory Authority (Bidding Group 4); Series 2021 E, Ref. RB	4.00%	03/15/2045	10,645	10,187,723
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	15,760	14,973,648
Series 2020 A, Ref. RB	4.00%	11/15/2060	2,790	2,578,427

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(h)	5.13%	11/15/2063	20,000	21,542,590
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	19,250	17,951,135
Series 2022, RB(k)	4.00%	03/15/2051	36,050	34,205,493
Series 2022-XX1212, RB(k)	4.00%	03/15/2057	59,635	55,311,251

New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	5,000	5,284,030

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	$10,500	$ 9,932,535
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	17,000	16,053,652
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	34,922,566
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	9,327,534

New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	15,836,967

New York Counties Tobacco Trust V; Series 2005 S4B, RB(c)(l)	0.00%	06/01/2060	234,000	10,543,572
New York State Urban Development Corp.;
Series 2022 A, Ref. RB(k)	5.00%	03/15/2045	15,520	16,569,504
Series 2023, RB(k)	5.00%	03/15/2050	15,000	15,852,761
Series 2023, Ref. RB	5.00%	03/15/2056	13,055	13,787,878
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(b)	5.25%	08/01/2031	14,230	14,969,589
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	10,350,012
Series 2023, RB (INS - AGM)(b)(h)	5.00%	06/30/2049	10,000	10,271,915
Series 2023, RB(b)	6.00%	06/30/2054	38,055	41,743,610
Series 2023, RB (INS - AGM)(b)(h)	5.13%	06/30/2060	57,890	59,738,648
Series 2023, RB(b)	5.38%	06/30/2060	32,750	33,965,218
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	38,250	38,262,294
Series 2016, Ref. RB(b)	5.00%	08/01/2031	43,220	43,224,408
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2020, RB(b)	5.00%	10/01/2040	20,000	20,733,582
Series 2020, RB(b)	4.38%	10/01/2045	6,500	6,321,697
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,488,269
Series 2023, RB(b)	6.00%	04/01/2035	21,500	24,443,842
Series 2023, RB(b)	5.63%	04/01/2040	27,500	30,001,887

Oneida Indian Nation; Series 2024 A, RB(c)	8.00%	09/01/2040	8,355	8,171,629

Suffolk Regional Off-Track Betting Co.; Series 2024, RB	6.00%	12/01/2053	4,325	4,476,601
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25,140	26,453,165
Series 2021 C-1A, RB	4.00%	05/15/2046	12,800	12,321,736
Series 2021 C-3, RB	4.00%	05/15/2051	3,190	3,010,360
Series 2022-XF1332, RB(k)	5.25%	05/15/2052	35,130	37,733,372
Series 2024 A-1, RB	5.25%	05/15/2059	25,000	27,009,380
Series 2024 A-1, RB	5.25%	05/15/2064	17,940	19,321,552
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB	5.00%	11/15/2049	5,000	5,159,927
Series 2019 A, RB(k)	5.00%	11/15/2049	17,640	18,204,225
Series 2020 A, RB	5.00%	11/15/2054	3,110	3,243,764
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,680,184
Series 2022 A, Ref. RB(k)	4.00%	05/15/2051	18,225	17,198,718
Series 2022 D-2, RB(k)	5.25%	05/15/2047	16,700	18,115,097
Series 2022, RB(k)	5.25%	05/15/2052	25,000	27,005,750
Series 2022, RB(k)	5.25%	05/15/2057	20,000	21,435,345
Series 2022, RB(k)	5.25%	05/15/2062	31,400	33,561,446
Series 2023 A, RB	4.25%	05/15/2058	16,000	15,440,358
Series 2023 A, RB(k)	4.25%	05/15/2058	40,000	38,600,984
Subseries 2023 B-1, RB(k)	5.25%	11/15/2053	34,565	37,359,636

Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	5.00%	10/15/2054	465	446,056
				1,821,539,237

North Carolina–0.48%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(b)(h)	5.25%	07/01/2048	4,975	5,250,861
Series 2023, RB (INS - AGM)(b)(h)	5.25%	07/01/2053	10,535	11,034,840

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)

North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	$4,980	$ 4,983,319

North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,025	807,920

North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	16,500	15,441,058

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(h)	5.00%	01/01/2058	6,500	6,843,134
				44,361,132

North Dakota–0.01%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB(b)(c)(g)	6.63%	12/15/2031	3,000	90,000
Series 2021, RB(b)(c)(g)	7.00%	12/15/2043	23,500	705,000

				795,000

Northern Mariana Islands–0.20%

Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(c)	5.00%	10/01/2033	21,135	18,550,084

Ohio–2.85%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	8,735	7,779,919
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	149,230	133,715,960
Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	211,895	18,966,615

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(c)	4.50%	12/01/2055	725	595,580
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	827,036
Series 2018, Ref. RB	5.50%	12/01/2043	735	744,908
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,910,279
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,975	3,009,956
Series 2017, Ref. RB	5.00%	02/15/2057	7,025	6,750,691
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	4,953,295
Darke (County of), OH (Wayne Healthcare);
Series 2019 A, RB	4.00%	09/01/2040	1,000	835,895
Series 2019 A, RB	4.00%	09/01/2045	1,750	1,366,038

Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(c)	7.50%	12/01/2055	4,575	4,504,075

Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	2,500	2,392,707

Hardin (County of), OH (Ohio Northern University); Series 2020, Ref. RB	5.50%	05/01/2050	3,000	2,777,936

Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(c)	5.00%	12/01/2040	1,750	1,570,495

Lorain (County of), OH Port Authority; Series 2005 A, RB(b)	6.00%	11/15/2025	100	100,009
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	1,940,353
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	6,056,343

Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,035	918,037

Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(c)	5.00%	07/01/2049	10,000	8,924,845

Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	22,300	21,416,771

Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(c)	5.45%	01/01/2038	5,400	4,317,479

University of Cincinnati; Series 2024 A, RB	5.25%	06/01/2054	15,000	16,097,614
Warren (County of), OH Port Authority;
Series 2019 D, RB(c)	4.00%	12/01/2039	2,210	1,916,584
Series 2019 D, RB(c)	5.00%	12/01/2052	3,670	3,419,457
Series 2019, RB(c)	5.25%	12/01/2052	6,105	5,222,011

				264,030,888

Oklahoma–0.59%

Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	4,155	3,677,679

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(c)	5.25%	06/15/2034	$500	$ 498,448
Series 2024, RB(c)	6.00%	06/15/2044	875	881,036
Series 2024, RB(c)	6.25%	06/15/2054	1,000	1,003,128
Series 2024, RB(c)	6.50%	06/15/2064	2,600	2,634,627

Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,186

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(e)	5.00%	06/01/2025	43,705	44,041,957

Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(c)	4.00%	12/01/2043	2,470	2,201,037

				55,038,098

Ontario–0.21%

Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	19,170	19,730,322

Oregon–1.19%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	926,040
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	929,307
Oregon (State of) Facilities Authority;
Series 2015 A, RB(c)	5.75%	06/15/2046	1,740	1,744,962
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,480,309
Portland (Port of), OR;
Series 2014-22, RB(b)	5.00%	07/01/2039	12,265	12,265,705
Series 2022, RB(b)(k)	5.00%	07/01/2052	30,000	30,809,286
Series 2023-XF1493, RB(b)(k)	4.00%	07/01/2042	12,385	11,762,719
Twenty Eighth Series 2022, RB(b)	4.00%	07/01/2047	22,220	20,438,958
Twenty Seventh Series 2020 A, RB(b)	4.00%	07/01/2050	11,680	10,604,965

Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(b)	5.00%	07/01/2052	14,900	15,301,936
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	770	627,526
Series 2021 A, Ref. RB	5.00%	11/15/2056	2,760	2,121,478

				110,013,191

Pennsylvania–1.24%
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(b)	5.00%	01/01/2051	1,885	1,929,689
Series 2021 A, RB(b)	5.00%	01/01/2056	1,320	1,347,326

Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	7,125	7,467,232

Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2023, RB(c)	6.25%	05/01/2042	7,965	7,770,885

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(c)	6.00%	05/01/2042	3,770	3,891,966
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(c)	5.38%	05/01/2042	8,000	7,761,374
Series 2022, RB(c)	5.25%	05/01/2042	3,590	3,472,003
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,394,058
Series 2016, RB	5.50%	01/01/2052	11,080	8,217,951
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(c)	5.00%	03/01/2038	420	403,260
Series 2018, RB(c)	5.13%	03/01/2048	846	777,866
Crawford (County of), PA Hospital Authority;
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,767,126
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,318,150

Dauphin (County of), PA Industrial Development Authority (Dauphin Construction Water Supply); Series 1992 A, RB(b)	6.90%	06/01/2024	3,400	3,400,000

Lancaster (City of), PA; Series 2018, GO Bonds (INS - BAM)(h)	4.00%	11/01/2040	5	4,828

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(f)	5.00%	12/01/2032	$ 1,260	$ 1,034,920
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(f)	5.25%	12/01/2037	1,705	1,315,214
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(f)	5.30%	12/01/2038	500	381,484
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(f)	5.38%	12/01/2047	3,140	2,160,788
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(f)(i)(o)	5.00%	06/30/2027	8,239	1,482,958
Series 2013, RB(i)(o)	5.00%	06/30/2027	4,538	816,871
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.75%	06/30/2048	12,140	13,143,195
Series 2022, RB(b)	5.25%	06/30/2053	10,000	10,369,914
Series 2022, RB (INS - AGM)(b)(h)	5.00%	12/31/2057	3,750	3,847,169
Series 2022, RB(b)	6.00%	06/30/2061	9,750	10,702,826

Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	11,354

Philadelphia (City of), PA; Series 2021, Ref. RB(b)	5.00%	07/01/2051	5,485	5,623,440
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, Ref. RB(c)(d)(e)	5.00%	03/15/2028	480	507,661
Series 2017, Ref. RB(c)	5.00%	03/15/2045	7,950	6,639,748
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	960,317
Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	961,920
				114,883,493

Puerto Rico–6.71%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	33,150	33,321,346
Series 2002, RB	5.63%	05/15/2043	108,400	109,684,464
Series 2005 A, RB(l)	0.00%	05/15/2050	28,000	5,088,913
Series 2005 B, RB(l)	0.00%	05/15/2055	127,450	14,064,910

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(i)	5.50%	08/01/2031	49,020	1

GDB Debt Recovery Authority of Puerto Rico; Series 2023, RB	7.50%	08/20/2040	1,699	1,588,645

HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,058

PRHTA Custodial Trust; Series 2023, RB(g)	5.75%	12/06/2049	142	50,910
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(l)	0.00%	07/01/2024	2,371	2,362,072
Series 2021 A, GO Bonds(l)	0.00%	07/01/2033	18,710	12,425,728
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	16,778,575
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,990,201
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	39,385,663
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	52
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	268
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	15,732,808
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	59,950	55,724,642
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	15,859	14,343,707
Subseries 2022, RN(l)	0.00%	11/01/2043	71,348	44,324,918
Subseries 2022, RN(l)	0.00%	11/01/2051	5,379	2,783,689
Subseries 2022, RN(l)	0.00%	11/01/2051	350	220,805
Subseries 2022, RN(l)	0.00%	11/01/2051	41,639	12,127,451
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2021 B, RB(c)	5.00%	07/01/2033	5,000	5,271,986
Series 2022 A, Ref. RB(c)	4.00%	07/01/2047	3,230	2,880,013

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(g)	5.00%	07/01/2024	$ 15	$ 3,975
Series 2007 TT, RB(g)	5.00%	07/01/2026	895	237,175
Series 2007 TT, RB(g)	5.00%	07/01/2027	1,990	527,350
Series 2007 TT, RB(g)	5.00%	07/01/2032	3,680	975,200
Series 2007 UU, Ref. RB (INS - AGC)(h)	5.00%	07/01/2026	7,905	7,904,478
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2026	175	173,450
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2033	22,000	21,740,499
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	465	456,752
Series 2008 WW, RB(g)	5.38%	07/01/2024	390	103,350
Series 2008 WW, RB(g)	5.25%	07/01/2033	415	109,975
Series 2008 WW, RB(g)	5.50%	07/01/2038	605	160,325
Series 2010 AAA, RB(g)	5.25%	07/01/2026	4,570	1,211,050
Series 2010 AAA, RB(g)	5.25%	07/01/2028	2,600	689,000
Series 2010 AAA, RB(g)	5.25%	07/01/2029	445	117,925
Series 2010 AAA, RB(g)	5.25%	07/01/2030	95	25,175
Series 2010 CCC, RB(g)	5.00%	07/01/2024	35	9,275
Series 2010 CCC, RB(g)	5.00%	07/01/2027	285	75,525
Series 2010 CCC, RB(g)	5.00%	07/01/2028	540	143,100
Series 2010 XX, RB(g)	5.25%	07/01/2026	10	2,650
Series 2010 XX, RB(g)	5.25%	07/01/2027	845	223,925
Series 2010 XX, RB(g)	5.25%	07/01/2035	2,660	704,900
Series 2010 XX, RB(g)	5.75%	07/01/2036	18,575	4,922,375
Series 2010 XX, RB(g)	5.25%	07/01/2040	28,430	7,533,950
Series 2010 ZZ, Ref. RB(g)	5.00%	07/01/2024	215	56,975
Series 2010 ZZ, Ref. RB(g)	4.63%	07/01/2025	190	50,350
Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2025	275	72,875
Series 2010 ZZ, Ref. RB(g)	5.00%	07/01/2026	10	2,650
Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2026	1,135	300,775
Series 2012 A, RB(g)	5.00%	07/01/2029	3,100	821,500
Series 2012 A, RB(g)	5.05%	07/01/2042	11,925	3,160,125
Series 2013 A, RB(g)	7.25%	07/01/2030	160	42,400
Series 2013 A, RB(g)	7.00%	07/01/2040	480	127,200
Series 2013 A, RB(g)	7.00%	07/01/2043	9,080	2,406,200
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB	6.63%	01/01/2027	457	449,593
Series 2023 A, RB	6.63%	01/01/2028	3,483	3,421,890
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2029	11	9,095
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,024
Series 2018 A-1, RB	4.55%	07/01/2040	3,337	3,360,842
Series 2018 A-1, RB(l)	0.00%	07/01/2046	157,376	50,407,974
Series 2018 A-1, RB(l)	0.00%	07/01/2051	103,344	24,579,048
Series 2018 A-1, RB	4.75%	07/01/2053	38,976	38,731,258
Series 2018 A-1, RB	5.00%	07/01/2058	10,000	10,003,243
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,394,452
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	14,650,258
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,581,596
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	5,260	5,088,089
Series 2006 Q, RB	5.00%	06/01/2036	1,025	975,241
				621,924,857

Rhode Island–0.19%

Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(f)(g)	7.25%	07/15/2035	44,240	17,696,000

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.00%

Lancaster (County of), SC School District; Series 2017, GO Bonds	4.00%	03/01/2036	$ 12,555	$ 12,606,552

Patriots Energy Group Financing Agency; Series 2023 A-1, RB(e)	5.25%	08/01/2031	103,080	109,050,961
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(c)	7.00%	05/01/2039	5,000	4,274,638
Series 2021, RB(b)(c)	6.00%	06/01/2031	1,000	786,780
Series 2021, RB(b)(c)	6.25%	06/01/2040	1,000	642,289
Series 2021, RB(b)(c)	6.50%	06/01/2051	2,750	1,602,776

South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,545	8,569,907
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island);
Series 2023, RB	5.75%	11/15/2029	10,000	9,843,916
Series 2023, RB	7.50%	11/15/2053	18,625	19,416,657
Series 2023, RB	7.75%	11/15/2058	12,000	12,496,168

South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,285,579

				185,576,223

South Dakota–0.05%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	5,000	5,038,745

Tennessee–0.68%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	775	737,921
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,545	1,450,080
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 B-1, RB (INS - BAM)(h)	5.13%	07/01/2054	2,500	2,601,740
Series 2024 B-1, RB (INS - BAM)(h)	5.25%	07/01/2064	2,550	2,644,636

Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(b)(c)	9.50%	11/01/2052	10,000	10,108,074

Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	10,333,948

Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(c)	5.13%	06/01/2036	600	603,146

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2049	10,000	10,222,580
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	9,000	7,118,826
Series 2013 B, Ref. RB(g)	8.00%	09/01/2044	6,350	317,500

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(e)	5.00%	11/01/2031	15,865	16,638,877

				62,777,328

Texas–12.57%

Aldine Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	4,470	4,246,896

Anna (City of), TX; Series 2023, RB(c)	7.38%	09/15/2052	2,500	2,590,226
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	880,056
Series 2017, RB	5.25%	09/01/2047	1,475	1,420,529

Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(c)	6.25%	06/01/2063	9,155	9,383,802

Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	724,999

Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,360,047
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(c)	5.88%	09/01/2043	1,030	1,031,923
Series 2023, RB(c)	6.00%	09/01/2053	1,600	1,604,645
Aubrey Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20,500	19,431,702
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	23,000	21,662,405

Austin (City of), TX; Series 2022, RB(b)	5.00%	11/15/2043	3,450	3,604,372

Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	15,000	13,772,697

Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB(b)(c)(e)	10.00%	06/01/2025	6,000	5,926,178

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(b)	7.00%	03/01/2039	19,875	18,427,416

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(g)	9.70%	11/01/2039	$ 4,502	$ 900
Series 2004 D, Revenue Ctfs.(g)(l)	0.00%	11/01/2039	3,659	7,318

Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	36,940	34,721,760
Celina (City of), TX;
Series 2015, RB	6.25%	09/01/2045	1,685	1,687,404
Series 2015, RB	7.25%	09/01/2045	920	936,384
Series 2015, RB	7.50%	09/01/2045	3,695	3,705,333
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(c)	5.38%	09/01/2043	1,615	1,588,957
Series 2023, RB(c)	5.50%	09/01/2053	2,305	2,252,936
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(c)	5.13%	09/01/2043	1,200	1,142,606
Series 2023, RB(c)	5.50%	09/01/2053	1,825	1,771,093
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(c)	4.75%	09/01/2030	325	319,689
Series 2023, RB(c)	5.50%	09/01/2042	875	868,971
Series 2023, RB(c)	5.75%	09/01/2052	1,500	1,500,868
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(c)	5.50%	09/01/2030	250	246,003
Series 2023, RB(c)	6.25%	09/01/2042	800	794,765
Series 2023, RB(c)	6.50%	09/01/2052	1,300	1,300,688
Centerville Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2048	800	788,981
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	1,000	969,421

Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	9,302,047

Chapel Hill Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,791,997

Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,855	5,517,077

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	5,000	5,101,451

Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	20,000	18,914,634
Crandall (City of), TX;
Series 2021, RB(c)	4.75%	09/15/2031	100	95,334
Series 2021, RB(c)	4.25%	09/15/2041	250	217,795
Series 2021, RB(c)	5.00%	09/15/2041	500	472,529
Series 2021, RB(c)	4.50%	09/15/2051	1,500	1,279,257
Series 2021, RB(c)	5.25%	09/15/2051	500	472,094
Crandall Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,315	1,399,380
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,600	1,690,291
Crowley Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	10,000	9,696,272
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/01/2053	7,500	8,164,114

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	15,000	14,494,665
Denton Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	08/15/2048	14,000	15,002,553
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	08/15/2053	26,000	27,584,194

DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(c)	5.50%	09/15/2050	1,500	1,433,266

Edinburg Economic Development Corp.; Series 2019, RB(c)	5.00%	08/15/2044	1,645	1,464,342

El Paso (City of), TX; Series 2021 B, GO Bonds	4.00%	08/15/2047	6,000	5,555,390

Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	10,000	9,287,258

Fort Worth (City of), TX; Series 2023, RB	4.25%	02/15/2053	4,585	4,445,035

Fort Worth Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	5,000	5,325,690

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	$ 835	$ 710,560
Series 2014, RB	6.00%	09/01/2038	2,770	1,917,729
Series 2014, RB	6.13%	09/01/2044	2,690	1,785,066

Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2048	32,525	33,367,641

Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,020

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	18,050	17,408,420
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(c)	5.50%	09/15/2042	2,000	1,985,686
Series 2022, RB(c)	5.75%	09/15/2052	3,550	3,539,228

Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(h)	4.00%	05/01/2044	2,355	2,161,962

Hitchcock Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	7,250	6,864,471
Houston (City of), TX;
Series 2020 C, Ref. RB	4.00%	11/15/2049	3,500	3,237,717
Series 2021 A, RB(b)	4.00%	07/01/2048	5	4,533
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	1,000	1,000,092
Series 2020 A, Ref. RB(b)	5.00%	07/01/2027	1,250	1,267,373
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,409,863
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,750	1,774,587
Series 2021 B-1, RB(b)	4.00%	07/15/2041	15,000	14,094,783

Humble Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	4.00%	02/15/2052	20,500	19,307,880

Hurst-Euless-Bedford Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	25,000	23,624,937

Hutto Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	6,000	6,350,295

Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	7,950	7,473,974

Krum Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,500	2,350,894
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	20,000	18,908,188
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	02/15/2058	16,550	17,467,797
Series 2023, GO Bonds(k)	4.00%	02/15/2048	37,500	35,734,637
Series 2023, GO Bonds(k)	4.00%	02/15/2053	35,000	32,627,352

Lewisville (City of), TX; Series 2023 A, RB(c)	8.00%	09/01/2053	1,625	1,678,383

Little Elm (Town of), TX; Series 2022, RB(c)	6.88%	09/01/2052	2,700	2,799,978

Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,120,116

Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(c)	5.75%	09/15/2052	2,500	2,408,178

Midland Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	21,815	20,101,316
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(c)	5.25%	09/15/2042	1,500	1,421,858
Series 2022, RB(c)	5.38%	09/15/2052	2,500	2,379,181

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	25,000	24,852,785

Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	8,500	8,002,837
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	114,337
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,721,546
Series 2021, RB	2.00%	11/15/2061	4,001	1,488,167

New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn); Series 2016 A-1, RB	5.00%	07/01/2031	350	239,750
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	1,750	1,198,750
Series 2016, RB	5.00%	07/01/2051	1,750	1,198,750

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(h)	5.00%	07/01/2038	$ 500	$ 508,063
Series 2018 A-1, RB (INS - AGM)(h)	5.00%	07/01/2048	1,750	1,744,845
Series 2018 A-1, RB (INS - AGM)(h)	5.00%	07/01/2058	2,400	2,353,472
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(c)	5.00%	08/15/2040	2,390	2,368,881
Series 2020 A, RB(c)	5.00%	08/15/2050	2,220	2,102,039

New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,275	5,990,433
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(c)	6.00%	08/15/2037	1,000	1,015,769
Series 2018 A, RB(c)	6.00%	08/15/2047	13,435	13,508,647
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	355,703
Series 2016 A, RB	5.50%	11/15/2046	650	535,967
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,727,714
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	24,065,888
Series 2022 A, RB	6.75%	10/01/2052	9,910	9,338,719
Series 2022 A, RB	6.88%	10/01/2057	16,160	15,303,177
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	3,700	3,186,147
Series 2020, RB	5.25%	10/01/2055	12,390	10,370,369

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,067,467

North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(e)	6.15%	01/01/2029	1,445	1,446,027
North Parkway Municipal Management District No. 1;
Series 2021, RB(c)	4.00%	09/15/2041	500	434,907
Series 2021, RB(c)	4.25%	09/15/2051	1,000	838,853
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(c)	4.75%	09/15/2041	2,000	1,888,086
Series 2021, RB(c)	5.00%	09/15/2051	3,500	3,285,352

Pflugerville (City of), TX; Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	13,285	13,941,832
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(c)	5.75%	09/15/2032	340	336,265
Series 2022, RB(c)	5.50%	09/15/2042	800	779,945
Series 2022, RB(c)	5.63%	09/15/2052	1,450	1,420,480
Series 2022, RB(c)	6.13%	09/15/2052	2,070	2,090,343
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(c)	5.50%	09/15/2042	750	731,199
Series 2022, RB(c)	5.63%	09/15/2052	1,300	1,273,534
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(c)	5.38%	09/15/2027	350	346,747
Series 2022, RB(c)	5.63%	09/15/2032	400	400,547
Series 2022, RB(c)	6.00%	09/15/2052	4,000	4,032,998
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(c)	5.50%	09/15/2048	2,000	1,966,524
Series 2022, RB(c)	6.50%	09/15/2052	1,484	1,507,413
Plano (City of), TX;
Series 2023, RB(c)	8.25%	09/15/2043	1,765	1,830,238
Series 2023, RB(c)	7.50%	09/15/2053	1,400	1,459,697
Series 2023, RB(c)	8.50%	09/15/2053	3,050	3,174,517
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(b)(c)	5.00%	01/01/2039	1,000	1,000,000
Series 2024, RB(b)(c)	5.13%	01/01/2044	2,000	2,000,000
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	655	638,606
Series 2016 A, RB	5.00%	08/15/2046	1,000	919,452

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Princeton (City of), TX;
Series 2023, RB(c)	7.00%	09/01/2043	$ 2,500	$ 2,504,470
Series 2023, RB(c)	7.00%	09/01/2053	3,000	2,978,060
Series 2023, RB(c)	7.88%	09/01/2053	1,935	1,946,824
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(c)	5.13%	09/01/2042	845	804,075
Series 2022, RB(c)	5.25%	09/01/2052	1,375	1,277,538

Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(k)	4.25%	02/15/2053	25,065	24,419,113

Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	23,170	23,170,480

Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB(d)(e)	8.00%	11/15/2024	3,000	3,051,232

Rockdale Special Assessment; Series 2023, RB(c)	7.50%	09/15/2054	3,722	3,821,223

Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,399,502

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	446,300

Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(e)	6.15%	01/01/2029	1,645	1,645,359

San Antonio (City of), TX; Series 2023, RB(k)	4.00%	05/15/2051	20,000	18,613,969

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 C, RB (Acquired 08/31/2012; Cost $26,820,000)(b)(f)(g)	7.50%	07/01/2038	26,820	2,682

sherman (City of), TX; Series 2023, Ctfs. of Obligation	5.00%	08/15/2048	10,000	10,550,975

Spring Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	8,000	7,576,171
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,609,833
Series 2017, RB	6.75%	11/15/2052	2,100	2,157,868
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(f)(g)	6.38%	02/15/2048	5,710	3,140,500
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(f)(g)	6.38%	02/15/2052	3,000	1,650,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(f)(g)	6.38%	02/15/2041	2,075	1,141,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	500	484,959
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,882,882
Series 2020, Ref. RB	6.75%	11/15/2051	6,000	5,453,443
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,252,072

Texas (State of); Series 2023 A, GO Bonds(b)	4.13%	08/01/2044	6,205	5,889,082

Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 C, Ref. RB	5.00%	08/15/2042	18,825	18,844,708
Texas (State of) Water Development Board;
Series 2018 B, RB	4.00%	10/15/2043	5,000	4,866,529
Series 2018, RB(k)	5.00%	10/15/2053	13,515	13,936,025
Series 2019 A, RB	4.00%	10/15/2044	2,500	2,424,352
Series 2019 A, RB	4.00%	10/15/2049	12,500	11,915,015
Series 2021, RB(k)	4.00%	10/15/2056	15,000	13,610,961
Series 2023 A, RB	5.00%	10/15/2058	7,000	7,379,338

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	2,500	2,365,360
Texas State Technical College;
Series 2022, RB (INS - AGM)(h)(k)	5.50%	08/01/2042	12,500	13,968,906
Series 2022, RB (INS - AGM)(h)(k)	6.00%	08/01/2054	6,000	6,730,231

Texas State University Board of Regents; Series 2024, Ref. RB	4.00%	03/15/2049	4,600	4,291,029

Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,848	1,850,020
Waller Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	22,800	21,587,578
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	39,435	36,883,236

Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	6,000	5,999,227

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(h)	4.25%	10/01/2044	$ 1,360	$ 1,354,767
Series 2022, GO Bonds (INS - AGM)(h)	4.25%	10/01/2047	1,540	1,499,199
Series 2022, GO Bonds (INS - AGM)(h)	4.38%	10/01/2048	1,805	1,777,609
Series 2022, GO Bonds (INS - AGM)(h)	4.50%	10/01/2050	1,510	1,501,628

Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	30,000	32,427,408
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	8,260,627
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(k)	5.00%	08/15/2056	17,340	18,173,089
				1,165,303,818

Utah–1.60%

Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(c)(j)	8.25%	03/01/2053	18,700	15,063,804
Black Desert Public Infrastructure District;
Series 2021 B, GO Bonds(c)	7.38%	09/15/2051	5,500	4,673,874
Series 2024, RB(c)	5.63%	12/01/2053	10,000	10,194,952
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(c)	6.00%	03/01/2053	6,500	6,172,673
Series 2022 B, GO Bonds(c)	9.00%	03/15/2053	1,239	1,192,465

Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(c)	6.63%	03/01/2054	2,370	2,403,065

Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No. 1); Series 2024, RB(c)	5.63%	12/01/2043	7,000	7,082,373

Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(c)	5.50%	03/01/2051	11,500	8,770,414
Hideout (Town of), UT Local District No. 1;
Series 2014, RB	7.75%	08/01/2024	40	39,978
Series 2014, RB	8.25%	08/01/2034	610	596,770

Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(c)	6.38%	03/01/2055	1,485	1,491,762

Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(c)	6.00%	03/01/2051	13,815	10,876,210
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(c)	4.38%	02/01/2051	1,000	704,672
Series 2021 B, GO Bonds(c)	7.38%	08/15/2051	600	472,969
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	5,000	5,011,770
Series 2018 A, RB(b)	5.00%	07/01/2048	10,385	10,445,909
Series 2018 A, RB(b)	5.25%	07/01/2048	11,035	11,257,939
Series 2021 A, RB (INS - AGM)(b)(h)	4.00%	07/01/2051	10,420	9,415,584
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,475	1,475,201
Series 2012, RB	6.25%	07/15/2042	3,870	3,870,090
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(c)	5.00%	10/15/2038	2,330	2,242,960
Series 2018 A, RB(c)	5.25%	10/15/2048	2,205	2,081,967

Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(c)	5.00%	06/15/2050	2,000	1,818,754

Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(c)	5.38%	06/15/2049	3,645	3,373,835

Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(c)	5.00%	02/15/2046	855	797,045
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(c)	5.25%	06/15/2037	4,810	4,634,604
Series 2017, Ref. RB(c)	5.38%	06/15/2048	11,415	10,329,426

Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	3,355	3,383,565

Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(c)	7.00%	12/01/2042	8,630	8,503,904

				148,378,534

Vermont–0.06%
East Central Vermont Telecommunications District;
Series 2018 A, RB(c)	5.75%	12/01/2036	1,450	1,414,048
Series 2018 A, RB(c)	5.60%	12/01/2043	960	859,338
Series 2019 A, RB(c)	5.00%	12/01/2048	4,330	3,390,015
				5,663,401

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.12%

Tobacco Settlement Financing Corp.; Series 2006 A, RB(l)	0.00%	05/15/2035	$ 21,310	$ 10,865,255

Virginia–0.84%

Atlantic Park Community Development Authority; Series 2023, RB(c)	6.25%	08/01/2045	16,865	15,854,535

Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(g)(i)	6.75%	03/01/2034	1,289	812,070
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	906	684,588
Series 2014 B, RB	6.05%	03/01/2044	2,542	2,183,924
Series 2014 C, RB(g)	6.05%	03/01/2054	2,183	982,356
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	20,650	17,904,886
Series 2019, RB	4.00%	01/01/2029	1,100	1,047,230

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	1,000	917,845

Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(c)	5.55%	01/01/2037	2,080	1,994,511
Roanoke (County of), VA Economic Development Authority;
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $8,305,222)(f)(g)	5.25%	09/01/2049	8,495	7,917,158
Series 2019 A, Ref. RB (Acquired 04/11/2019; Cost $4,525,146)(f)(g)	5.38%	09/01/2054	4,615	4,301,081

Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,398,258

Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(c)(e)	5.00%	07/01/2038	4,690	4,592,404
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	7,804,199
Series 2023, RB	7.00%	09/01/2059	8,500	9,442,716
				77,837,761

Washington–1.24%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.25%	01/01/2038	3,000	3,098,496
Series 2018 B, RB(c)	5.00%	01/01/2032	500	515,178
Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,032,832

Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	90	89,998

Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	40	39,144

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	2,125	2,125,325
Seattle (Port of), WA;
Series 2015 A, RB	5.00%	04/01/2040	5,000	5,005,047
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	17,490	18,060,497
Series 2022 B, Ref. RB(b)	4.00%	08/01/2047	3,000	2,677,921
Series 2022 B, Ref. RB(b)	5.00%	08/01/2047	8,195	8,448,747
Series 2022, RB(b)(k)	5.00%	04/01/2044	25,295	25,767,058

Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,664	1,583,505

Washington (State of) (Bid Group 3); Series 2022 A-3, GO Bonds	5.00%	08/01/2045	1,945	2,095,118

Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(c)(f)(g)	7.50%	01/01/2032	26,355	2,635

Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(c)	5.63%	12/01/2040	8,000	7,936,358

Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(c)	9.00%	12/01/2036	15,380	15,665,224
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(c)(d)(e)	7.00%	07/01/2025	1,000	1,029,040
Series 2015 A, RB(c)(d)(e)	7.00%	07/01/2025	1,700	1,749,368

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(c)	5.00%	01/01/2046	7,500	6,092,302

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	11,082	9,828,509

Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(c)	5.00%	01/01/2055	3,265	2,485,401

				115,327,703

West Virginia–1.12%

Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(c)(g)	7.00%	06/01/2035	27,145	13,572,500

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(c)(g)	5.75%	06/01/2042	$ 18,975	$ 13,282,240
Series 2019 B, Ref. RB(c)(g)	7.50%	06/01/2042	5,285	3,465,007
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(c)	5.75%	06/01/2043	800	836,492
Series 2023, Ref. RB(c)	6.00%	06/01/2053	1,000	1,051,459

Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(c)	8.45%	06/01/2053	16,000	3,432,160
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(c)	5.75%	06/01/2043	3,435	3,499,991
Series 2020, Ref. RB(c)	7.50%	06/01/2043	8,990	9,654,872
Series 2023, RB(c)	7.00%	06/01/2043	2,200	2,312,317

Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,708,677

West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(b)(c)	9.50%	05/01/2043	20,000	19,962,008

West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(c)	8.50%	12/01/2043	16,000	16,020,430

West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	9,291,988

				104,090,141

Wisconsin–2.81%

Gillett (City of), WI; Series 2021 A, RB(b)(c)	5.50%	12/01/2032	4,600	3,938,884
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2032	1,375	1,185,247
Series 2017, Ref. RB	5.00%	08/01/2037	1,500	1,203,568
Series 2017, Ref. RB	5.00%	08/01/2039	3,750	2,903,318
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,950	1,777,533
Series 2019, Ref. RB	5.00%	11/01/2046	5,200	4,427,100
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	5,630,717
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $19,974)(c)(f)(l)	0.00%	01/01/2047	156	3,935
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,033)(c)(f)(l)	0.00%	01/01/2048	136	3,253
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $16,345)(c)(f)(l)	0.00%	01/01/2049	134	3,015
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $15,419)(c)(f)(l)	0.00%	01/01/2050	129	2,706
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $14,778)(c)(f)(l)	0.00%	01/01/2051	127	2,518
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2052	165	3,040
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $18,003)(c)(f)(l)	0.00%	01/01/2053	163	2,841
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $16,961)(c)(f)(l)	0.00%	01/01/2054	158	2,582
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2055	154	2,390
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2056	151	2,224
Series 2005 A-1, RB(c)(g)	5.50%	07/01/2056	8,230	6,146,498
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2057	168	2,319
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2058	163	2,136
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2059	159	1,975
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2060	156	1,816
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2061	153	1,687
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2062	149	1,549
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2063	146	1,438
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2064	143	1,339
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2065	140	1,237
Series 2005 A-1, RB(c)(l)	0.00%	01/01/2066	151	1,234
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $142,483)(c)(f)(l)	0.00%	01/01/2067	1,821	13,455
Series 2012 C, Ref. RB(b)	5.25%	07/01/2028	1,190	1,190,272
Series 2012, RB	6.00%	09/01/2045	5,750	5,542,319
Series 2015 A, RB	6.00%	02/01/2045	1,910	1,910,059
Series 2016 A, RB(c)	5.25%	05/01/2046	2,500	2,313,033

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2016 A, RB	5.25%	01/01/2052	$ 10,960	$ 8,498,865
Series 2018, RB (INS - AGM)(h)	5.00%	07/01/2058	7,900	7,980,712
Series 2019, RB(c)	5.00%	06/15/2054	455	413,684
Series 2022, RB	6.15%	08/01/2028	7,500	5,377,749
Series 2023, RB(c)	5.75%	07/01/2033	485	500,764
Series 2023, RB(c)	6.63%	07/01/2043	650	671,396
Series 2023, RB(c)	6.88%	07/01/2053	1,350	1,394,096
Series 2023, RB(c)	7.00%	07/01/2058	1,750	1,806,497
Series 2023, RB	5.75%	07/01/2062	40,000	43,237,588
Series 2024, RB(c)	5.50%	12/15/2028	13,580	13,584,855
Series 2024, RB(c)	12.00%	05/16/2029	5,750	5,742,733
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(c)	5.00%	06/01/2040	760	689,805
Series 2020 A, RB(c)	5.00%	06/01/2049	1,340	1,138,520

Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(c)	6.25%	06/01/2052	13,685	13,694,066

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)(g)	6.75%	08/01/2031	22,000	16,060,000

Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(c)	10.00%	11/01/2038	18,000	18,072,747

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	5.13%	06/01/2048	2,075	1,862,620

Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(l)	0.00%	02/01/2031	22,755	13,880,705

Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(c)	6.13%	12/15/2029	8,000	7,751,867
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(c)	4.75%	06/01/2029	225	218,384
Series 2019 A, RB(c)	5.25%	06/01/2039	750	701,922
Series 2019 A, RB(c)	5.50%	06/01/2049	1,940	1,787,015
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(c)	5.75%	06/01/2025	16,975	16,977,648
Series 2022 B, RB(c)	7.50%	06/01/2025	1,970	1,936,873
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	860	860,586
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,803
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(c)	6.63%	07/01/2053	600	619,239
Series 2023, RB(c)	6.75%	07/01/2058	550	569,947

Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(c)(l)	0.00%	12/01/2028	17,675	12,334,380

Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(c)(l)	0.00%	09/01/2029	7,500	5,138,381

Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(c)	5.00%	06/15/2049	520	481,546

Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(c)	6.00%	07/01/2031	7,040	6,202,763
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(c)	5.38%	06/01/2044	3,495	3,006,056
Series 2019 A, RB(c)	5.50%	06/01/2054	4,320	3,629,203
Series 2019, RB(c)	5.62%	06/01/2029	605	570,265

Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(c)	5.25%	03/01/2045	4,325	3,928,257

				260,894,774
Total Municipal Obligations (Cost $10,599,294,011)				10,137,242,992

U.S. Dollar Denominated Bonds & Notes–0.07%
California–0.03%

CalPlant I LLC; Exit Facility(c)	15.00%	07/01/2025	3,070	3,138,216

North Dakota–0.03%
Red River Biorefinery LLC;
Series 2024(c)(i)	15.00%	07/31/2024	925	925,000
Series 23A(c)(i)	15.00%	07/31/2024	2,000	2,000,000
				2,925,000

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–0.01%
AES Puerto Rico, Inc.(i)	12.50%	03/04/2026	$ 809	$ 784,984

Total U.S. Dollar Denominated Bonds & Notes (Cost $6,782,686)				6,848,200

			Shares
Common Stocks & Other Equity Interests–0.01%

Delta Air Lines, Inc.			7,679	391,782
General Motors Co.			2,919	131,326

Total Common Stocks & Other Equity Interests (Cost $54,137)				523,108

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(i)			76,613	0

TOTAL INVESTMENTS IN SECURITIES(q)–109.43% (Cost $10,606,130,834)				10,144,614,300

FLOATING RATE NOTE OBLIGATIONS–(11.17)%
Notes with interest and fee rates ranging from 3.88% to 4.08% at 05/31/2024 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062(r)				(1,035,140,000)

OTHER ASSETS LESS LIABILITIES–1.74%				161,209,320

NET ASSETS–100.00%				$ 9,270,683,620

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
CHF	- Swiss Franc
COP	- Certificates of Participation
Ctfs.	- Certificates
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
NCCU	- North Carolina Central University
PCR	- Pollution Control Revenue Bonds
Pfd.	- Preferred
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
VRD	- Variable Rate Demand
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $1,407,586,148, which represented 15.18% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Restricted security. The aggregate value of these securities at May 31, 2024 was $134,257,431, which represented 1.45% of the Fund’s Net Assets.
(g)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $164,585,613, which represented 1.78% of the Fund’s Net Assets.

(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Underlying security related to TOB Trusts entered into by the Fund.
(l)	Zero coupon bond issued at a discount.
(m)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $121,560,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2024.

(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Fund’s investments with a value of $1,458,558,919 are held by TOB Trusts and serve as collateral for the $1,035,140,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities

Municipal Obligations	$–	$10,073,802,652	$63,440,340	$10,137,242,992

U.S. Dollar Denominated Bonds & Notes	–	3,138,216	3,709,984	6,848,200
Common Stocks & Other Equity Interests	523,108	–	–	523,108
Preferred Stocks	–	–	0	0
Total Investments in Securities	523,108	10,076,940,868	67,150,324	10,144,614,300

Other Investments - Assets
Investments Matured	–	2,830,418	25,944,015	28,774,433
Total Investments	$523,108	$10,079,771,286	$93,094,339	$10,173,388,733

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2024:

	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 05/31/24

Municipal Obligations	$70,188,057	$25,577	$(1,931,942)	$38,034	$120,638	$274,750	$1,027,926	$(6,302,700)	$63,440,340

Investments Matured	11,052,956	14,900,000	(1,064,241)	–	(27,502,509)	28,557,809	–	–	25,944,015
U.S. Dollar Denominated Bonds & Notes	20,895,000	784,992	(14,900,000)	2,693	–	(2,701)	–	(3,070,000)	3,709,984
Preferred Stocks	–	0	–	–	–	–	–	–	0
Total	$102,136,013	$15,710,569	$(17,896,183)	$40,727	$(27,381,871)	$28,829,858	$1,027,926	$(9,372,700)	$93,094,339

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Rochester® Municipal Opportunities Fund